TAXES ON INCOME - Schedule of income taxes paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Israel	$ 143.5
Other jurisdictions	13.2
Income taxes paid, net	$ 156.7	$ 122.5	$ 118.7